Cash	12 Months Ended
Dec. 31, 2024
Cash.
Cash

5.Cash

The Company’s cash consists of cash held and interest-bearing deposits with the Company’s bank and brokerage accounts. The current annual interest rate earned on these deposits is 3.62% (2023 – 5.15%).

	December 31,	December 31,
	2024	2023
	$	$

Cash	53,686	94,999
Interest-bearing deposits	2,419,963	3,352,666
	2,473,649	3,447,665